Investment Objectives and Goals	Apr. 30, 2026
Global Atlantic BlackRock Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Global Atlantic BlackRock Allocation Portfolio
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Portfolio seeks to provide total return.
Global Atlantic BlackRock Disciplined Core Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Global Atlantic BlackRock Disciplined Core Portfolio
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Portfolio seeks to provide long-term capital appreciation.
Global Atlantic BlackRock Disciplined Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Global Atlantic BlackRock Disciplined Growth Portfolio
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Portfolio seeks to provide long-term capital appreciation.
Global Atlantic BlackRock Disciplined International Core Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Global Atlantic BlackRock Disciplined International Core Portfolio
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Portfolio seeks to provide long-term capital appreciation.
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Portfolio seeks to provide long-term capital appreciation.
Global Atlantic BlackRock Disciplined Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Global Atlantic BlackRock Disciplined Value Portfolio
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Portfolio seeks to provide long-term capital appreciation.
Global Atlantic BlackRock High Yield Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Global Atlantic BlackRock High Yield Portfolio
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Portfolio seeks to provide total return.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Portfolio seeks to provide total return consisting of capital appreciation and income.